Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Income Statement (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Revenue		$ 59,768	$ 59,380	$ 57,786	[1]
Cost of sales		(26,744)	(27,396)	(26,305)	[1]
Gross profit		33,024	31,984	31,481	[1]
Profit/(loss) from operations		15,487	13,966	14,517	[1]
Net finance income/(expense)		(5,353)	(5,102)	(4,148)	[1],[2]
Income tax expense		(3,152)	(2,234)	(1,928)	[1]
Profit/(loss)		7,416	6,891	7,597
Profit of the period		7,416	6,891	$ 7,597	[1]
Consolidated [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		13,323	13,682
Cost of sales		(6,440)	(6,739)
Gross profit		6,883	6,943
Selling, general and administrative expenses		(4,659)	(4,664)
Other operating income/(expenses)	[3]	523	(157)
Profit/(loss) from operations		2,747	2,122
Net finance income/(expense)	[3]	(2,709)	(1,894)
Income tax expense		(43)	(299)
Profit/(loss)		(5)	(71)
Profit of the period		(5)	(71)
Anheuser- Busch InBev SA/NV [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		507	473
Cost of sales		(470)	(456)
Gross profit		37	17
Selling, general and administrative expenses		(139)	88
Other operating income/(expenses)	[3]	633	132
Profit/(loss) from operations		530	237
Net finance income/(expense)	[3]	(588)	(943)
Income tax expense		(83)	(11)
Profit/(loss)		(141)	(717)
Income from subsidiaries		5,995	6,058
Profit of the period		5,855	5,341
Anheuser Busch InBev Worldwide Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expenses		1,081	1,128
Other operating income/(expenses)	[3]	(4)	(4)
Profit/(loss) from operations		1,077	1,124
Net finance income/(expense)	[3]	(1,496)	(801)
Income tax expense		129	(85)
Profit/(loss)		(290)	238
Income from subsidiaries		408	761
Profit of the period		118	999
Anheuser Busch InBev Finance Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Net finance income/(expense)	[3]	18	16
Income tax expense		(4)	(5)
Profit/(loss)		14	11
Profit of the period		14	11
Anheuser Busch Companies [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		12,877	13,260
Cost of sales		(6,024)	(6,330)
Gross profit		6,852	6,930
Selling, general and administrative expenses		(5,607)	(5,889)
Other operating income/(expenses)	[3]	(106)	(285)
Profit/(loss) from operations		1,139	756
Net finance income/(expense)	[3]	(891)	(73)
Income tax expense		(76)	(179)
Profit/(loss)		172	504
Income from subsidiaries		236	257
Profit of the period		408	761
Brandbrew, Brandbev and Cobrew [member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expenses			5
Other operating income/(expenses)	[3]		1
Profit/(loss) from operations			6
Net finance income/(expense)	[3]	248	(93)
Income tax expense		(9)	(20)
Profit/(loss)		240	(108)
Income from subsidiaries		869	421
Profit of the period		1,109	314
Eliminations [member]
Condensed Financial Statements, Captions [Line Items]
Revenue		(61)	(52)
Cost of sales		55	47
Gross profit		(6)	(5)
Selling, general and administrative expenses		6	5
Income from subsidiaries		(7,509)	(7,497)
Profit of the period		$ (7,509)	$ (7,497)

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.
[2]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was amended to conform to the 2023 and 2024 presentation.
[3]	Other operating income/(expenses) and Net finance income/(expense) include exceptional items.